SUPPLEMENT DATED SEPTEMBER 28, 2007 TO THE

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

(CLASS Y SHARES)

LORD ABBETT AFFILIATED FUND, INC.

LORD ABBETT BLEND TRUST

Lord Abbett Small-Cap Blend Fund

LORD ABBETT BOND-DEBENTURE FUND, INC.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

LORD ABBETT GLOBAL FUND, INC.

Equity Series

Lord Abbett Developing Local Markets Fund

 LORD ABBETT INVESTMENT TRUST

Lord Abbett Balanced Strategy Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett High Yield Fund

Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Fund

Lord Abbett Total Return Fund

Lord Abbett Convertible Fund

Lord Abbett Diversified Income Strategy Fund

Lord Abbett Growth & Income Strategy Fund

Lord Abbett Diversified Equity Strategy Fund

LORD ABBETT LARGE-CAP GROWTH FUND

LORD ABBETT MID-CAP VALUE FUND, INC.

LORD ABBETT RESEARCH FUND, INC.

Lord Abbett America’s Value Fund

Lord Abbett Growth Opportunities Fund

Lord Abbett Large-Cap Core Fund

Small-Cap Value Series

LORD ABBETT SECURITIES TRUST

Lord Abbett Alpha Strategy Fund

Lord Abbett All Value Fund

Lord Abbett International Opportunities Fund

Lord Abbett International Core Equity Fund

Lord Abbett Large-Cap Value Fund

Lord Abbett Micro-Cap Growth Fund

Lord Abbett Micro-Cap Value Fund

Lord Abbett Value Opportunities Fund

LORD ABBETT MUNICIPAL INCOME FUND, INC.

Lord Abbett National Tax-Free Income Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett High Yield Municipal Bond Fund

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

1.                                       Effective September 28, 2007, each Fund’s Class Y shares were renamed Class I shares.  All references in each Fund’s prospectus and statement of additional information to Class Y shares now refer to Class I shares.

2.                                       Effective October 1, 2007, the sections of each Prospectus titled “Your Investment – Purchases – Who May Invest?” and “Your Investment – Purchases – How Much Must You Invest?” are replaced with the following:

Who May Invest? Class I shares are currently available for purchase by the following entities:

•                  Registered investment advisers (“Adviser”) investing on behalf of clients, provided that the Adviser:

1

(i)           is not affiliated or associated with a broker or dealer primarily engaged in the retail securities business (“Broker-Dealer”);

(ii)        derives its compensation for its services exclusively from its clients for such advisory services; and

(iii)  has entered into an appropriate agreement with the Fund and/or Lord Abbett Distributor LLC for such purchases.

•                  Institutional investors, such as retirement plans (“Plans”), companies, foundations, trusts, endowments and other entities where the total amount of potential investable assets exceeds $10 million, that were not introduced to Lord Abbett by persons associated with a Broker-Dealer.

•                  Each registered investment company within the Lord Abbett Family of Funds that operates as a fund of funds and, at the discretion of Lord Abbett Distributor LLC, other registered investment companies that are not affiliated with Lord Abbett and operate as a fund of funds.

In addition, Class I shares may be available for purchases by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with and agreeable to the Fund and/or Lord Abbett Distributor LLC specifically for such purchases.  Financial Intermediaries should contact Lord Abbett Distributor LLC to determine whether the Financial Intermediary may be eligible for such purchases.

How Much Must You Invest? You may buy Fund shares through any independent securities dealer having a sales agreement with Lord Abbett Distributor, our principal underwriter. Place your order with your investment dealer or send the money to the Fund (P.O. Box 219366, Kansas City, MO 64121).  The minimum initial investment is $1 million, except for (1) certain purchases through or by Financial Intermediaries or Advisers that charge a fee for services that include investment advisory or management services, and (2) purchases by Plans meeting the eligibility requirements described in the preceding paragraph, which have no minimum. This offering may be suspended, changed or withdrawn by Lord Abbett Distributor, which reserves the right to reject any order.